CAPITAL AND RESERVES - Disclosure of breakdown of the options and the weighted average exercise price (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of classes of share capital [line items]
Number of awards outstanding at beginning of year | Share	3,339,120	3,823,052	3,633,778
New granted | Share	283,371	264,256	520,767
Exercised awards | Share	(680,671)	(370,732)	(203,748)
Forfeited awards | Share	(414,134)	(366,633)	(126,211)
Expired awards | Share	(33,676)	(10,823)	(1,534)
Outstanding awards at end of year | Share	2,494,010	3,339,120	3,823,052
Exercisable options at end of year | Share	1,274,794	1,550,358	1,502,887
Number of awards outstanding at beginning of year - Weighted average exercise price | $ / shares	$ 17.84	$ 19.3	$ 19.1
New granted - Weighted average exercise price | $ / shares	22.5	18.8	16.5
Exercised awards - Weighted average exercise price | $ / shares	8	6.57	5
Forfeited awards - Weighted average exercise price | $ / shares	26	26.1	17
Expired awards - Weighted average exercise price | $ / shares	19.2	14.76	6.7
Outstanding awards at end of year - Weighted average exercise price | $ / shares	18.7	17.84	19.3
Exercisable options at end of year - Weighted average exercise price | $ / shares	$ 14.2	$ 11.67	$ 12.3